24. Restatement (Details) In Thousands, unless otherwise specified	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2009 USD ($)	Dec. 31, 2012 ZHEJIANG CNY	Dec. 31, 2011 ZHEJIANG CNY	Dec. 31, 2010 ZHEJIANG CNY	Dec. 31, 2009 ZHEJIANG CNY	Dec. 31, 2011 As originally reported ZHEJIANG CNY	Dec. 31, 2011 Restated ZHEJIANG CNY	Dec. 31, 2011 Effect of change ZHEJIANG CNY
Current assets:
Cash and cash equivalents					22,668	38,434	13,027	13,031	38,434	38,434	0
Accounts receivable, net	3,089	3,744			226,370	187,763			190,392	187,763	(2,629)
Amounts due from owners									2	2	0
Prepayments and other current assets									84,417	76,860	(7,557)
Inventories	653	583			9,154	8,612			8,612	8,612	0
Total current assets					362,560	311,671			321,857	311,671	(10,186)
Property, plant and equipment, net	945	1,058			49,093	52,938			52,938	52,938	0
Intangible asset, net					2,693	2,851			2,851	2,851	0
Land use right, net					6,335	6,484			6,484	6,484	0
Deferred tax assets	262	287			2,513	3,297			3,297	3,297	0
Total assets	24,947	23,864			423,194	377,241			387,427	377,241	(10,186)
Liabilities and shareholders’ equity
Short term borrowings					60,000	41,000			41,000	41,000	0
Accounts payable					26,036	28,537			133,475	133,475	0
Other payables and accrued expenses									28,438	28,537	(99)
Other taxes payable									13,407	13,407	0
Income tax payable					5,684	6,887			5,172	6,887	(1,715)
Total current liabilities					270,760	223,306			221,492	223,306	(1,814)
Commitments and contingencies
Shareholders’ equity:
Share capital 61,200,000 shares issued									61,200	61,200	0
Capital reserve					43,189	43,189			55,189	43,189	12,000
PRC statutory reserves					4,274	4,272			4,272	4,272	0
Retained earnings					36,640	37,881			40,497	37,881	2,616
Equity attributable to owners of Zhejiang Tianlan Environmental Protection Technology Company Limited					145,303	146,542			161,158	146,542	14,616
Non-controlling interest					7,131	7,393			4,777	7,393	(2,616)
Total owners’ equity	17,756	17,909	18,101	18,932	152,434	153,935			165,935	153,935
Total liabilities and owners’ equity					423,194	377,241			387,427	377,241	10,186